Commitments, Guarantees, Indemnifications, and Legal Proceedings (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Minimum Lease Payments Under Non-Cancelable Operating Leases
Lease Obligations

PCA leases space for certain of its facilities, cutting rights to approximately 88,000 acres of timberland, land for a fiber farm, and equipment, primarily vehicles and rolling stock. Lease terms range from one to 15 years and may contain renewal options or escalation clauses. Substantially all lease agreements have fixed payment terms based on the passage of time. Some lease agreements provide us with the option to purchase the leased property. Additionally, some agreements contain renewal options averaging approximately five years. Some leases may require the Company to pay executory costs, which may include property taxes, maintenance and insurance. The minimum lease payments under non-cancelable operating leases with lease terms in excess of one year are as follows (dollars in thousands):

2014	$56,492
2015	45,818
2016	34,392
2017	23,872
2018	17,034
Thereafter	73,647
Total	$251,255

Schedule of Assets Held Under Capital Lease Obligations
Assets held under capital lease obligations are included in property, plant and equipment as follows (dollars in thousands):

	Year Ended December 31
	2013	2012
Buildings	$250	$250
Machinery and equipment	28,526	28,526
Total	28,776	28,776
Less accumulated amortization	(8,676)	(6,845)
Total	$20,100	$21,931

Schedule of Future Minimum Payments Under Capitalized Leases
The future minimum payments under capitalized leases at December 31, 2013 are as follows (dollars in thousands):

2014	$2,654
2015	2,654
2016	2,654
2017	2,654
2018	2,654
Thereafter	25,874
Total minimum capital lease payments	39,144
Less amounts representing interest	(14,240)
Present value of net minimum capital lease payments	24,904
Less current maturities of capital lease obligations	(1,030)
Total long-term capital lease obligations	$23,874

Schedule Of Purchase Commitments	Total purchase commitments are as follows (dollars in thousands):

2014	$120,971
2015	54,757
2016	14,840
2017	3,017
2018	2,545
Thereafter	11,536
Total	$207,666